FAIR VALUE MEASUREMENTS - Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 140,283,110	$ 139,399,054
Liabilities:
Derivative warrant liabilities	2,049,600	6,069,900
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	1,104,000	3,174,000
Level 1 | Recurring | Private Warrants
Liabilities:
Derivative warrant liabilities	0	0
Level 1 | U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	140,283,110	139,399,054
Level 2 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	0	0
Level 2 | Recurring | Private Warrants
Liabilities:
Derivative warrant liabilities	0	0
Level 2 | U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	0	0
Level 3 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	0	0
Level 3 | Recurring | Private Warrants
Liabilities:
Derivative warrant liabilities	945,600	2,895,900
Level 3 | U.S. Treasury Securities | Recurring
Assets:
Investments held in Trust Account	$ 0	$ 0